Accumulated Other Comprehensive Loss, Excluding Noncontrolling Interests - Footnotes (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Equity [Abstract]
Foreign currency translation income (loss) attributable to noncontrolling interests	$ (20)	$ 14	$ (3)